Schedule II - Valuation and Qualifying Accounts - Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEC Schedule, 12-09, Allowance, Credit Loss [Member]
Balance at beginning of period		$ 1,336	$ 1,388	$ 1,552
Charged to expenses		5	(54)	(146)
Adjustments to valuation accounts	[1]	(615)	(1)	203
Deductions	[2]	(55)	3	(221)
Balance at end of period		671	1,336	1,388
SEC Schedule, 12-09, Reserve, Inventory [Member]
Balance at beginning of period		14,465	13,655	14,451
Charged to expenses		5,825	1,383	3,484
Adjustments to valuation accounts	[1]	3,243	406	(2,461)
Deductions	[2]	(5,518)	(979)	(1,819)
Balance at end of period		18,015	14,465	13,655
SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member]
Balance at beginning of period		1,844	2,009	4,026
Charged to expenses		390	811	279
Adjustments to valuation accounts	[1]	0	0	0
Deductions	[2]	(177)	(976)	(2,296)
Balance at end of period		$ 2,057	$ 1,844	$ 2,009

[1]	Includes foreign currency translation adjustments
[2]	Write-offs